Income Taxes - Summary of Components of Company's Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
United States	$ (67,883,898)	$ (21,671,394)
Foreign	0	0
Total	$ (67,883,898)	$ (21,671,394)